Income tax and tax loss carryforwards, Results for the year (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Results for the year [Abstract]
Combined tax profit (losses)	$ (4,742)	$ (28,688)	$ (269,197)
Tax losses amortization	$ 115,461	$ 265,090	$ 60,032
Enacted Income Tax Law rate	30.00%	30.00%	30.00%
Provision for income tax recognized in statement of profit or loss [Abstract]
Income tax	$ (4,452)	$ (3,172)	$ (7,015)
Deferred income tax	24,652	32,763	28,158
Total income tax benefit	20,200	29,591	21,143
Grupo TMM and Subsidiaries [Member]
Results for the year [Abstract]
Combined tax profit (losses)	(156,078)	(129,041)
Subsidiaries [Member]
Provision for income tax recognized in statement of profit or loss [Abstract]
Total income tax benefit	14,840	$ 10,573	$ 23,383
Other companies [Member]
Results for the year [Abstract]
Combined tax profit (losses)	$ 130,301